Derivative instruments and hedging activities - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Derivative instruments and hedging activities
Derivative liability position with credit-risk-related contingent features	¥ 874	¥ 973
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	708	747
Additional collateral required to be posted, aggregate fair value	¥ 19	¥ 102